Income and mining taxes	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Income and mining taxes [Text Block]
21.	Income and mining taxes

(a)	Tax expense (recoveries):

The tax expense (recoveries) is applicable as follows:

	Year ended
	December 31,
	2017	2016
Current:
Income taxes
Canada	$5,970	$7,000
Peru	24,523	-
Mining Taxes
Canada	4,744	1,309
Peru	14,706	8,971
	49,943	17,280
Deferred:
Income taxes (recoveries) - origination, revaluation and/or reversal of temporary differences
Canada	2,636	(24,013)
Peru	30,721	39,350
United States	(46,908)	5,617
Mining taxes (recoveries) - origination, revaluation and/or reversal of temporary differences
Canada	467	3,739
Peru	(613)	(1,441)
Adjustments in respect of prior years	(1,417)	266
	(15,114)	23,518
	$34,829	$40,798

Adjustments in respect of prior years refers to amounts changing due to the filing of tax returns and assessments from government authorities.

(b)	Deferred tax assets and liabilities:

	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax asset
Canada	$35,989	$79,483

Deferred income tax liability
Canada	-	(34,379)
Peru	(177,519)	(149,351)
United States	(107,691)	(154,600)
Deferred mining tax liability:
Canada	(5,615)	(4,706)
Peru	(11,267)	(11,880)
	(302,092)	(354,916)

Net deferred tax liability balance	$(266,103)	$(275,433)

As of January 1, 2017 the deferred tax assets and deferred tax liabilities attributable to Canada are now disclosed as a net deferred tax asset. This follows from the amalgamation between HudBay Minerals Inc. and its former subsidiaries, Hudson Bay Mining and Smelting Co., Limited (“HBMS”) and Hudson Bay Exploration and Development Company Limited.

(c)	Changes in deferred tax assets and liabilities:

	Year ended	Year ended
	Dec. 31, 2017	Dec. 31, 2016
Net deferred tax liability balance, beginning of year	$(275,433)	$(253,859)
Deferred income tax expense	15,032	(21,028)
Deferred mining tax expense	82	(2,490)
OCI transactions	(3,845)	2,198
Items charged directly to equity	2,238	-
Foreign currency translation on the deferred tax liability	(4,177)	(254)

Net deferred tax liability balance, end of year	$(266,103)	$(275,433)

(d)	Reconciliation to statutory tax rate:

As a result of its mining operations, the Group is subject to both income and mining taxes. Generally, most expenditures incurred are deductible in computing income tax, whereas mining tax legislation, although based on a measure of profitability from carrying on mining operations, is more restrictive in respect of the deductions permitted in computing income subject to mining tax. These restrictions include costs unrelated to mining operations as well as deductions for financing expenses, such as interest and royalties. In addition, income unrelated to carrying on mining operations is not subject to mining tax.

A reconciliation between tax expense and the product of accounting profit multiplied by the Group’s statutory income tax rate for the years ended December 31, 2017 and 2016 is as follows:

	Year ended
	December 31,
	2017	2016
Statutory tax rate	27.00%	27.00%

Tax expense at statutory rate	$53,656	$1,513
Effect of:
Deductions related to mining taxes	(6,075)	(3,223)
Adjusted income taxes	47,581	(1,710)
Mining tax expense	19,367	12,771
	66,948	11,061

Permanent differences related to:
Capital items	1,462	401
Other income tax permanent differences	338	262
Impact of remeasurement on decommissioning liability	15,290	13,803
Temporary income tax differences not recognized	10,015	8,598
Impact related to differences in tax rates in foreign operations	4,605	2,250
Impact of changes to statutory tax rate	(52,855)	7,960
Foreign exchange on non-monetary items	(9,387)	(3,433)
Impact related to tax assessments and tax return amendments	(1,587)	(104)

Tax expense	$34,829	$40,798
(e)	Income tax effect of temporary differences - recognized:

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2017 and 2016 are as follows:

	Balance sheet		Income Statement
			Year ended	Year ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2017	2016	2017	2016
Deferred income tax (liability) asset/
expense (recovery)
Property, plant and equipment	$(102,053)	$1,163	$103,216	$(255)
Pension obligation	10,034	942	(12,937)	(215)
Other employee benefits	16,742	2,972	(13,770)	(1,471)
Non-capital losses	91,495	59,034	(32,461)	(24,098)
Share issue and debt costs	15,707	16,319	2,850	(14,858)
Other	4,064	(947)	(8,810)	2,084
Deferred income tax asset / expense (recovery)	35,989	79,483	38,088	(38,813)
Deferred income tax liability (asset)/ (recovery) expense
Property, plant and equipment	313,581	417,060	(103,479)	22,810
Pension obligation	-	(12,150)	12,150	4,556
Other employee benefits	192	(14,806)	14,998	(2,111)
Asset retirement obligations	(789)	(11,357)	10,568	4,701
Non-capital losses	(27,539)	(46,500)	18,961	21,567
Other	(235)	6,083	(6,318)	8,318
Deferred income tax liability/ (recovery) expense	285,210	338,330	(53,120)	59,841
Deferred income tax liability/
(recovery) expense	$(249,221)	$(258,847)	$(15,032)	$21,028

The above reconciling items are disclosed at the tax rates that apply in the jurisdiction where they have arisen.

(f)	Income tax temporary differences - not recognized:

The Group has not recognized a deferred tax asset in respect of the following deductible income tax temporary differences:

	Dec. 31,	Dec. 31,
	2017	2016
Property, plant and equipment	$32,089	$16,690
Capital losses	223,916	109,670
Other employee benefits	78,871	52,093
Asset retirement obligations	174,448	135,481
Non-capital losses	104,171	99,737

Temporary differences not recognized	$613,495	$413,671

The deductible temporary differences excluding non-capital losses do not expire under current tax legislation.

The Canadian non-capital losses were incurred between 2006 and 2017 and expire between 2026 and 2037. The Group incurred United States net operating losses between 2004 and 2017 which have a twenty year carry forward period. Peruvian net operating losses were incurred from 2013 to 2016 which have a four year carry forward period.

(g)	Mining tax effect of temporary differences:

The tax effects of temporary differences that give rise to significant portions of the deferred mining tax assets and liabilities at December 31, 2017 and December 31, 2016 are as follows:

	Dec. 31,	Dec. 31,
Canada	2017	2016

Property, plant and equipment	$(5,615)	$(4,706)
	Dec. 31,	Dec. 31,
Peru	2017	2016

Property, plant and equipment	$(11,267)	$(11,880)

For the year ended December 31, 2017, the Group had unrecognized deferred mining tax assets of approximately $8,740 (December 31, 2016 - $7,610)

(h)	Unrecognized taxable temporary differences associated with investments:

There are no taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, for which a deferred tax liability has not been recognized.

(i)	Taxes receivable/payable:

The timing of payments results in significant variances in period-to-period comparisons of the tax receivable and tax payable balances.

(j)	Other disclosure:

The tax rules and regulations applicable to mining companies are highly complex and subject to interpretation. The Group may be subject in the future to a review of its historic income and other tax filings and, in connection with such reviews disputes can arise with the taxing authorities over the interpretation or application of certain tax rules and regulations in respect of the Group’s business. These reviews may alter the timing or amount of taxable income or deductions. The amount ultimately reassessed upon resolution of issues raised may differ from the amount accrued.